UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-02871
Lord Abbett Developing Growth Fund, Inc.
(Exact name of registrant as specified in charter)
90 Hudson Street, Jersey City, NJ		07302
(Address of principal executive offices)		(Zip code)

Christina T. Simmons, Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant's telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	7/31

Date of reporting period:	4/30/2005

Item 1:                                  Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT DEVELOPING GROWTH FUND, INC.  April 30, 2005

Investments	Shares	Value (000)
COMMON STOCKS 97.93%

Advertising Agency 1.05%
aQuantive, Inc.*	784,152	$8,704

Aerospace 1.41%
Curtiss-Wright Corp.	116,900	6,336
Moog, Inc. Class A*	176,520	5,262
Total		11,598

Air Transportation 1.80%
Aviall, Inc.*	303,150	8,867
EGL, Inc.*	305,000	5,951
Total		14,818

Auto Parts: After Market 0.39%
Commercial Vehicle Group, Inc.*	166,800	3,216

Banks: Outside New York City 3.11%
Amegy Bancorp., Inc.	258,240	4,287
Cathay General Bancorp	137,490	4,519
CoBiz, Inc.	140,830	2,366
East West Bancorp, Inc.	122,330	3,929
Silicon Valley Bancshares*	223,400	10,589
Total		25,690

Biotechnology Research & Production 3.88%
Abgenix, Inc.*	521,700	3,636
ArthroCare Corp.*	349,900	10,280
Intergra Lifesciences Holdings*	247,470	8,768
PRA Int’l.*	244,773	6,264
Vion Pharmaceuticals, Inc.*	1,150,760	3,095
Total		32,043

Casinos & Gambling 4.17%
Progressive Gaming Int’l. Corp.*	582,650	8,227
Scientific Games Corp. Class A*	612,000	13,140
Shuffle Master, Inc.*	516,891	13,020
Total		34,387

Chemicals 0.58%
Ultralife Batteries, Inc.*	305,780	4,798

Coal 1.53%
Alpha Natural Resources, Inc.*	231,760	$5,365
Foundation Coal Holdings, Inc.	311,430	7,272
Total		12,637

Computer Services Software & Systems 10.80%
Anteon Int’l. Corp.*	149,400	6,245
Blackboard, Inc.*	321,450	5,831
CACI Int’l. Inc. Class A*	185,200	11,505
Digitas, Inc.*	877,880	8,752
Kanbay Int’l., Inc.*	217,304	3,907
MicroStrategy, Inc.*	103,090	4,488
Openwave System, Inc.*	425,200	5,693
RightNow Technologies, Inc.*	93,520	834
salesforce.com, inc.*	382,600	5,540
SRA Int’l., Inc.*	185,390	12,115
SS&C Technologies, Inc.	254,250	6,460
Ultimate Software Group, Inc. (The)*	275,269	4,267
Wind River Systems, Inc.*	609,900	7,917
Witness Systems, Inc.*	317,270	5,587
Total		89,141

Computer Technology 0.53%
Trident Microsystems, Inc.*	256,390	4,366

Consumer Electronics 0.59%
SINA Corp.*(a)	177,200	4,868

Cosmetics 0.78%
Nu Skin Enterprises, Inc.	293,180	6,450

Diversified Financial Services 1.91%
Euronet Worldwide, Inc.*	273,320	8,079
Jones Lang LaSalle, Inc.*	205,940	7,723
Total		15,802

Diversified Manufacturing 1.60%
CLARCOR Inc.	87,060	4,406
Hexcel Corp.*	535,300	8,779
Total		13,185

Drugs & Pharmaceuticals 6.11%
Bone Care Int’l., Inc.*	203,779	5,260

See Notes to Schedule of Investments.

1

Investments	Shares	Value (000)
CV Therapeutics, Inc.*	303,300	$6,011
Kos Pharmaceuticals, Inc.*	260,540	12,550
K-V Pharmaceutical Co. Class A*	484,554	11,339
Noven Pharmaceuticals, Inc.*	432,940	7,200
SFBC Int’l., Inc.*	258,190	8,055
Total		50,415

Education Services 2.48%
Bright Horizons Family Solutions Inc.*	334,400	11,333
Strayer Education, Inc.	44,340	4,757
Universal Technical Institute, Inc.*	124,470	4,345
Total		20,435

Electronics 0.49%
Avid Technology, Inc.*	81,500	4,035

Electronics: Medical Systems 2.33%
Affymetrix, Inc.*	140,900	6,497
Hologic, Inc.*	171,660	6,108
Intuitive Surgical, Inc.*	153,600	6,595
Total		19,200

Electronics: Semi-Conductors/Components 0.98%
Microsemi Corp.*	479,800	8,118

Electronics: Technology 1.28%
Trimble Navigation Ltd.*	306,300	10,543

Energy Miscellaneous 0.63%
Penn Virginia Corp.	126,060	5,177

Engineering & Contracting Services 0.53%
Dycom Industries, Inc.*	188,630	4,388

Financial Data Processing Services & Systems 0.75%
Kronos Inc.*	157,998	6,170

Financial Information Services 0.96%
Int’l. Securities Exchange Inc.*	300,950	7,921

Foods 0.37%
Ralcorp Holdings, Inc.	76,530	3,032

Health & Personal Care 2.19%
Healthcare Services Group Inc.	158,351	$3,998
LabOne, Inc.*	200,100	7,020
Symbion, Inc.*	331,490	7,054
Total		18,072

Healthcare Management Services 4.50%
AMERIGROUP Corp.*	189,320	6,649
Centene Corp.*	341,940	9,523
Sierra Health Services, Inc.*	254,500	16,464
WellCare Health Plans, Inc.*	152,820	4,508
Total		37,144

Insurance: Property-Casualty 0.51%
ProAssurance Corp.*	112,390	4,216

Jewelry Watches & Gemstones 0.50%
Fossil, Inc.*	178,490	4,152

Machinery: Industrial/Specialty 1.39%
Joy Global Inc.	338,850	11,477

Machinery: Oil Well Equipment & Services 2.42%
Cal Dive Int’l., Inc.*	248,200	11,040
Hydril Co.*	170,277	8,957
Total		19,997

Medical & Dental Instruments & Supplies 5.04%
American Medical
Systems Holdings, Inc.*	394,000	6,879
FoxHollow Technologies, Inc.*	119,060	3,689
Kyphon Inc.*	260,600	6,815
Molecular Devices Corp.*	127,874	2,417
Sybron Dental Specialties, Inc.*	346,550	12,909
Ventana Medical Systems, Inc.*	223,000	8,880
Total		41,589

Metals & Minerals Miscellaneous 0.56%
Titanium Metals Corp.*	138,400	4,653

Miscellaneous Materials & Processing 0.13%
Rogers Corp.*	30,670	1,059

See Notes to Schedule of Investments.

2

Investments	Shares	Value (000)
Offshore Drilling 0.66%
Atwood Oceanics, Inc.*	94,900	$5,416

Oil: Crude Producers 3.36%
Bill Barrett Corp.*	154,800	4,124
Denbury Resources Inc.*	226,000	7,173
Encore Acquisition Co.*	138,600	5,090
Unit Corp.*	295,360	11,330
Total		27,717

Oil: Integrated Domestic 0.76%
KCS Energy Services, Inc.*	449,450	6,310

Production Technology Equipment 1.88%
ATMI, Inc.*	187,410	4,295
Cognex Corp.	294,740	6,437
Varian Semiconductor Equipment Associates, Inc.*	127,700	4,762
Total		15,494

Restaurants 4.80%
P.F. Chang’s China Bistro, Inc.*	255,598	14,191
Panera Bread Co. Class A*	195,300	9,769
RARE Hospitality Int’l., Inc.*	240,170	6,681
Sonic Corp.*	280,520	8,988
Total		39,629

Retail 5.31%
Blue Nile Inc.*	170,210	4,284
Jos. A. Bank Clothiers, Inc.*	225,370	7,392
Overstock.com, Inc.*	59,730	2,107
Pacific Sunwear of California, Inc.*	564,200	12,757
Stamps.com Inc.*	427,200	8,258
United Natural Foods, Inc.*	337,940	9,057
Total		43,855

Securities Brokerage & Services 0.15%
optionsXpress Holdings, Inc.*	96,940	1,264

Services: Commercial 7.11%
51job Inc. ADR*	209,580	3,569
Advisory Board Co. (The)*	208,243	8,475
Charles River Associates Inc.*	176,620	9,255
Corporate Executive Board Co. (The)	227,890	$14,979
Heidrick & Struggles Int’l., Inc.*	200,119	5,175
Navigant Consulting Co.*	466,840	10,957
Resources Connection, Inc.*	329,720	6,301
Total		58,711

Steel 0.34%
Steel Dynamics, Inc.	104,456	2,839

Telecommunications Equipment 0.49%
Plantronics, Inc.	127,700	4,021

Textiles Apparel Manufacturers 2.53%
Guess?, Inc.*	339,290	4,418
Quiksilver, Inc.*	273,980	7,548
Warnaco Group, Inc. (The)*	396,700	8,910
Total		20,876

Toys 1.15%
Marvel Enterprises, Inc.*	483,120	9,469

Truckers 1.11%
Forward Air Corp.	151,070	3,635
Landstar System, Inc.*	181,580	5,565
Total		9,200

Total Common Stocks
(Cost $770,442,122)		808,297

See Notes to Schedule of Investments.

3

	Principal
Investments	Amount (000)	Value (000)
SHORT-TERM INVESTMENT 1.80%

Repurchase Agreement 1.80%
Repurchase Agreement dated 4/29/2005, 2.22% due 5/2/2005 with State Street Bank & Trust Co. collateralized by $15,205,000 of Federal Home Loan Mortgage Corp. at zero coupon due 5/24/2005; value: $15,166,988; proceeds: $14,872,306 (Cost $14,869,555)	$14,870	$14,870

Total Investments in Securities 99.73% (Cost $785,311,677)		823,167
Other Assets in Excess of Liabilities 0.27%		2,205
Net Assets 100.00%		$825,372

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
ADR	American Depository Receipt.

See Notes to Schedule of Investments.

4

Notes to Schedule of Investments (unaudited)

1.              ORGANIZATION

Lord Abbett Developing Growth Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 (the “Act”) as a diversified, open-end management investment company.  The Fund was incorporated under Maryland law on July 11, 1973.

The Fund’s investment objective is to seek long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter.

2.              SIGNIFICANT ACCOUNTING POLICIES

(a)          Investment Valuation–Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded.  Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.  Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors.  Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)         Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)          Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

3.              FEDERAL TAX INFORMATION

As of April 30, 2005, the Fund’s aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

Tax cost	$788,096,587
Gross unrealized gain	75,004,537
Gross unrealized loss	(39,934,423)
Net unrealized security gain	$35,070,114

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales and other temporary tax adjustments.

5.              INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the stock market in general, and the changing prospects of individual companies in which the Fund invests.

The Fund has particular risks associated with growth stocks. Different types of stocks shift in and out of favor depending on market and economic conditions. Growth stocks tend to be more volatile than other stocks. In addition, if the Fund’s assessment of a company’s potential for growth or market conditions is wrong, it could suffer losses or produce poor performance relative to other funds, even in a rising market. The Fund invests primarily in small-cap growth company stocks which tend to be more volatile and can be less liquid than other types of stocks. Small-cap companies may also have more limited product lines, markets or financial resources, and typically experience a higher risk of failure than large-cap companies.

These factors can affect the Fund’s performance.

Item 2:	Controls and Procedures.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s third fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

(i)

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lord Abbett Developing Growth Fund, Inc.

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer,
Chairman and President

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: June 22, 2005

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer,
Chairman and President

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: June 22, 2005